Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Charters-out [Abstract]
July to December 2014	$ 91,335
2015	130,425
2016	77,582
2017	53,185
2018 to 2028	441,134
Minimum charter payments	$ 793,661